Triton Resources, Inc.
7363 146 A Street
Surrey, British Columbia
Canada, V3S 8Y8

Tel: (604) 599-8799
Fax: (604) 599-8796

March 11, 2005

VIA Courier & EDGAR

US SECURITIES AND EXCHANGE COMMISSION
OFFICE of SMALL BUSINESS
Attn: William C-L Friar or David Lyon
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: Triton Resources, Inc. (the “Company”) - Form SB-2/A No. 1 Enclosed

The Company is submitting the enclosed Form SB-2 Amendment No. 1 registration statement to you. This amendment addresses the commission's concerns discovered in your recent review of the Company's SB-2 initial filing as described in your letter of February 14, 2005. Please find the enclosed three red lined hard and three clean copies for your review. The SEC file number is 333-122039. The documents are scheduled to be filed on EDGAR on March 11, 2005.

Also, please see our response memo attached to this letter. In this memo we identify each of the 24 comments that you outlined in your letter and explain how we addressed each issue or provided the requested supplemental information.

The new text additions have been red lined with the  tag on the official EDGAR filings and highlighted on the unofficial red lined PDF copy.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

Yours truly,

Triton Resources, Inc.

Per:

/s/ Perry Augustson

Perry Augustson
President

Encls.

Response Memo to Letter of February 14, 2005

Cover Page of Prospectus

1. Please disclose that the company is an exploration stage, startup company and does not have any operations.

We have added the following sentence to the Cover Page of the Prospectus:

We are a startup exploration company without operations.

Prospectus Summary – Page 4

2. Please disclose at the outset that you are an exploration stage company and that there is no assurance that a commercially viable mineral deposit exists on any of your properties, and that further exploration will be required before a final evaluation as to the economic and legal feasibility is determined. See Industry Guide 7(a)(4).

We have disclosed at the outset in that we are an exploration stage company and that that there is no assurance that a commercially viable mineral deposit exists on our mineral claim, and that further exploration will be required before a final evaluation as to the economic and legal feasibility is determined.

3. Since you have never visited your claim and you state that it has not been explored to your knowledge, disclose how you came to purchase or acquire this particular claim.

We have fully disclosed the facts of how we came to purchase our GB 6 mineral claim in the prospectus summary.

4. Here and in the body of the text, disclose the process you used to acquire your claim. Identify any affiliated parties with whom you dealt, including the engineers you are working with. Otherwise, confirm supplementally that any such parties were not affiliated with the company.

We have fully disclosed the facts of how we came to purchase our GB 6 mineral claim and identified the vendor of the claim in the prospectus summary. The vendor is not an affiliate, but did introduce us to our consulting geologist Erik A. Ostensoe, and he has been identified in the prospectus summary. Also, we have updated our “Business Development” paragraph in the “Description of Business” section in the body of the text to include the process we used to purchase the claim from the vendor.

5. Where you reference management experience, clarify that Mr. Augustson is the only officer and director. Also indicate that his percentage control of company shares and the effect this will have on his ability to elect directors and control the future course of the company.

We have disclosed that Mr. Augustson is the sole director and officer of our company, that he owns 56% of our outstanding common stock, and that he has the ability to elect directors and control the future course of our company.

6. Summarize the three phases of your anticipated exploration and give the time table for each.

We have summarized the three phases of our anticipated exploration by adding a table to the prospectus summary which discloses the phase number, planned exploration activities and dated time table.

7. In the last sentence of the second paragraph, note, if true, that the transfer from the President to the new subsidiary would be at no cost to the company.

We have added a sentence to what is now the forth paragraph of the prospectus summary that discloses that the property transfer from Mr. Augustson will be at no cost to us other than our costs associated with the incorporation of the British Columbia subsidiary.

8. In the absence of any prior market for your shares, at the last paragraph, indicate the price per share paid in each of the three sales, the number of shares sold and the amount raised. Also, include the book value of the shares in your summary Financial Information.

We have summarized the three offerings by adding a table to the prospectus summary which discloses the closing date of offering, the price per share paid, the number of shares sold and the amount raised.

We have also included the book value of our outstanding common stock as of January 31, 2005

The Offering – page 5

9. Under “Securities Offered”, note that the shares of common stock are being offered by selling shareholders and not the company.

We have disclosed in the “Securities Offered” line that the shares of common stock are being offered by selling shareholders and not our company.

Summary Financial Information – page 5

10. If you have engaged your auditors to report on the summary financial information, please include their report and have them revise their consent accordingly. If you have not engaged your auditors to report on the summary financial information, please revise to remove “Audited” from the tables. Consider including a statement that the information is derived from the audited information in a headnote to the data. This is sufficient to inform investors that your auditors have not reported on the information.

We have added a headnote to disclose that the summary was derived from our financial statements and have removed the word “Audited” from the summary financial information.

Risk Factors, page 7

11. We note your risk factor on page 7 that addresses the fact that your management has no experience in mineral exploration. Expand your description of the risk to include that your management lacks technical training and experience with exploring for, starting, and/or operating a mine. With no direct training in these areas, your management may not be fully aware of the specific requirements related to working in this industry. Their decisions and choices may not take into account standard engineering or managerial approaches mineral exploration companies commonly use. Consequently, your operations, earnings, and ultimate financial success could suffer irreparable harm due to management's lack of experience in this industry.

We have expanded the noted risk factor to included the additional disclosures that you have provided.

Plan of Distribution – page 16

12. Please reference the reader to your description of Rule 144 on page 36.

We have added a sentence to the plan of distribution to direct the reader to the selling limitations defined by Rule 144.

Description of Securities – page 21

13. State whether or not the common stock are validly issued, fully paid and non-assessable.

We have added a sentence to disclose that in the opinion of our securities lawyer that our issued and outstanding common stock as been validly issued, is fully paid and is non-assessable.

Nevada Anti-Takeover Laws – page 22

14. Describe the restrictions imposed by the referenced Nevada Law. Also discuss the impact of Mr. Augustson's percentage control in conjunction with these restrictions.

We have rewritten the Nevada Anti-Takeover Laws section to better disclose the restrictions and disclosed that Mr. Augustson has the ability to adopt protection techniques whether or not he owns a majority of our outstanding common stock as our sole Director.

History of Atlin... - page 27

15. Please specifically disclose how a reader can obtain the referenced reports on the ARIS system.

We have added disclosure to give detailed instructions for a reader to obtain the referenced reports on the ARIS system. Additionally, we indicate that we are able to supply copies to those readers who have difficulty operating the ARIS system or do not have access to the Internet.

Geology of the GB 6 Mineral Claim – page 28

16. Disclose the basis for this information. We note from the prior section that no one has apparently visited the claim.

We have disclosed that our consulting geologist has not been on the claim, but that he is familiar with the Atlin mining district and has reviewed various government publications, maps and reports to determine the geology of the GB 6 claim.

Reports to Security Holders – page 29

17. Clarify in paragraph two that unless you have the requisite number of shareholders, you will only be obliged to report to the SEC for one year.

We have disclosed in paragraph two that unless we have the requisite number of shareholders, we are only obliged to report to the SEC for one year.

Employee Hiring (Labor) Plan – page 31

18. Please revise to clarify how the cost of labor of CDN$10,750 for each exploration program is calculated. We note you plan to use a senior prospector at a rate of CDN$350 per day and an assistant at a rate of CDN$250 per day for 20 days. However, your Consumables Purchase Plan, also on page 31, states that you will provide consumables for 2 men for only 14 days.

We have rewritten the Employee Hiring (Labor) Plan to disclose the Phase One and Phase Two costs more clearly and to disclose why the extra 6 days for labor are being budgeted for over the Consumables Purchase Plan.

Phase One and Phase Two Exploration Cost Review – page 32

19. Your presentation of the cost estimate is confusing. Please revise to clarify if this is the estimated cost of each phase or the total estimated cost for both phases combined. Based on the information on page 31, the equipment and consumables costs appear to be the total amount for both phases combined. However, the remaining costs appear to be the estimate for each phase.

We have rewritten the Cost Review section to disclose the Phase One and Phase Two exploration programs more accurately. We have given each phase its own table to show the subtle cost differences between Phase One and Phase Two.

SEC Filing Plan – page 32

20. Please revise to describe the two other filings you will make.

We have disclosed that we will file a 424B4 and a Form 8-A as the two other filings.

Safe Harbor – page 33

21. Since there is no safe harbor provision with respect to forward looking information in an initial public offering, please revise the heading to remove any implication that you are relying on a safe harbor provision relating to this disclosure.

We have changed the heading to “Forward-looking Statements” to remove the implication that we are relying on a safe harbor.

Employment Agreements – page 38

22. Clarify, if correct, that there is an understanding the Mr. Augustson is working for the company at no cost to the company. If there is an understanding that he will later receive compensation for past and current work for the company this compensation needs to be described in detail. Such compensation might be in stock, cash or other form.

We have disclosed that there is an understanding between our company and Mr. Augustson that he will work for us at no cost and that he will not be compensated for past, current, or future work.

Financial Statements

Note 2(i) Foreign Currency Translation – page F-46

23. Please supplementally tell us how you determined that the United States dollar is your functional currency. For an entity with operations that are relatively self-contained and integrated with a particular country, the functional currency generally would be the currency of that country. Alternately, should you determine the your functional currency is the Canadian dollar, restate your financial statements to report translation adjustments in other comprehensive income. Refer to paragraphs 5 and 13 of SFAS 52.

We have reviewed this issue with our consulting accountant and had him review paragraphs 5 and 13 of SFAS 52. Although the Company’s mineral property is located in Canada, management has determined that the functional currency is that of the United States dollar under SFAS 52 “Foreign Currency Translation” for the following reasons:

  The Company’s expenses are primarily undertaken in United States dollars.

  The Company’s current and future financings are and will be primarily in United States dollars.

  The potential future sales of gold, if produced from the Company’s mineral property, will be realized in United States dollars.

Exhibit 23.2 Consent of Geologist

24. Please have the author of the geological report revise his consent to appropriately reference the heading under which he is referred to in the prospectus.

We had our geological consultant, Erik A. Ostensoe revise his consent to appropriately reference the heading under which he is referred to in the prospectus.